Revenues and Deferred Revenue - Additional Information (Details1) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 382,047
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 48,384
Revenue, remaining performance obligation, expected timing of satisfaction, period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-01-01
Disaggregation Of Revenue [Line Items]
Recognized revenue of remaining performance obligation	¥ 486,079
Revenue, remaining performance obligation, expected timing of satisfaction, period